Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Years ending December 31,

2015	$192,833
2016	218,271
2017	224,282
2018	231,010
2019	194,401
Total	$1,060,797